Financial risk management	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Financial risk management
3.	Financial risk management and supplier concentration risk

3.1.	Financial risk factors
The Group’s activities expose it to a variety of financial risks: market risk, liquidity risk and credit risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out by the senior management of the Group.

(a)	Market risk

(i)	Foreign exchange risk
Foreign exchange risk primarily arises from future commercial transactions and recognized assets and liabilities denominated in a currency other than the functional currency of the relevant group entities. The Group manages its foreign exchange risk by performing regular reviews of the Group’s net foreign exchange exposures and tries to minimize non-functional
currency transactions.
The Group operates mainly in the PRC with most of the transactions settled in RMB. Management considers that the business is not exposed to significant foreign exchange risk as there are no significant assets or liabilities of the Group denominated in the currencies other than the respective functional currencies of the Group’s entities.

(ii)	Interest rate risk
The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s long-term debt obligations with floating interest rates.
As at 31 December 2022, the Group’s bank borrowings amounting to RMB503.2 million (2021: nil) were at variable interest rates. As at 31 December 2022, if the interest rates on the Group’s borrowings had been 100 basis points higher/lower with all other variables held constant, loss before income tax would have been RMB2.0 million higher/lower (2021: nil), as a result of higher/lower interest expense.

(iii)	Equity price risk
The Group’s listed equity investments are susceptible to market price risk arising from uncertainties about future values of the investment securities.
As at December 31, 2022, the Group’s exposure to a listed equity investment at FVOCI was RMB129.1 million (2021: nil). If the stock price of the listed company increase/decrease 10%, loss before income tax would have decreased/increased by RMB12.9 million as at December 31, 2022 (2021: nil).

(b)	Liquidity risk
The Group intends to maintain sufficient cash and cash equivalents. Due to the dynamic nature of the underlying business, the policy of the Group is to regularly monitor the Group’s liquidity risk and to maintain adequate liquid assets such as cash and cash equivalents, or to retain adequate financing arrangements to meet the Group’s liquidity requirements.
The Group expects that its existing cash and cash equivalents will be sufficient to fund its operations and meet all of its obligations as they fall due for at least twelve months from the date of issuance of financial statements. The Group raised funding through convertible redeemable preference shares on January 14 and January 26, 2022, with a total cash consideration of US$87.3 million (RMB556.4 million
),
and through bank borrowings. See Note 2.2 for details related to going concern basis.
The table below analyses the Group’s
non-derivative
financial liabilities into relevant maturity grouping based on the remaining period at each statement of financial position date to the contractual maturity date. The amounts disclosed in the table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Total	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At December 31, 2021
Trade payables	16,872	—	—	16,872	16,872
Financial liabilities including in other payables and accruals	10,663	—	—	10,663	10,663
Lease liabilities	8,294	6,205	7,204	21,703	19,633

	35,829	6,205	7,204	49,238	47,168

At December 31, 2022
Trade payables	49,239	—	—	49,239	49,239
Financial liabilities including in other payables and accruals	21,282	—	—	21,282	21,282
Bank borrowings	39,440	21,350	495,235	556,025	503,155
Lease liabilities	7,522	5,751	4,004	17,277	16,180

	117,483	27,101	499,239	643,823	589,856

(c)	Credit risk
Credit risk arises from cash and cash equivalents, trade receivables and other receivables. The carrying amount of each class of the above financial asset represents the Group’s maximum exposure to credit risk in relation to the corresponding class of financial asset.
Credit risk is managed on group basis. Finance team in conjunction with business team are responsible for managing and analyzing the credit risk for each of their new clients before standard payment and delivery terms and conditions are offered. The Group assesses the credit quality of its customers and other debtors by considering various factors including their financial position, past experience and other factors.
Cash and cash equivalents are mainly placed with state-owned financial institutions in the PRC. There has been no recent history of default in relation to these financial institutions.
For trade receivables, an impairment analysis is performed at each financial position date using a provision matrix to measure expected credit losses under the simplified approach. The provision rates are based on aging for groupings of various customer segments with similar loss patterns. The calculation reflects the probability-weighted outcome and reasonable and supportable information that is available at the financial position date about past events, current conditions and forecasts of future economic conditions. Information based on the provision matrix is disclosed in note 6.

(d)	Supplier concentration risk
After the completion of transfer of Kuaidian platform, the related user data and charging station/pile data from the Company to Anji Datacom to address the cybersecurity risk with the promulgation of Cybersecurity Review Measures in 2022 on March 31, 2023, the Company entered into business cooperation agreement with Anji Datacom to receive IT data management services, including the collection, storage, processing and use of the data collected through the Kuaidian platform as well as transaction reconciliation and information verification services in relation to the delivery of EV charging solutions for an initial term of five years until March 30, 2027. The contract will be renewed for one year after the initial 5 years if both parties reach an agreement. For the IT data management services, an agreed annual fee is expected to be charged by Anji Datacom for the following five years, subject to an adjustment mechanism. Purchases of services from Anji Datacom accounted for 33% of cost of sales for the year ended December 31, 2022. A significant interruption by Anji Datacom in the delivery of IT data management services could impair the Company’s ability to deliver EV charging solutions and could materially adversely impact its consolidated statements of loss and other comprehensive loss and consolidated statements of financial position.

3.2.	Capital management
The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to enhance shareholders’ value in the long-term.
The Group monitors capital (including share capital, additional paid in capital and other reserves) by regularly reviewing the capital structure. As part of this review, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. In January 2022, the Group raised funding through issuing convertible redeemable preferred shares, for a total cash consideration of RMB
556.4

million.
The Group’s capital management ensures the Group meets financial covenants attached to the interest-bearing loans that define capital structure requirements. Breaches in meeting the financial covenants would permit the bank to immediately call loans. There have been no breaches of the financial covenants of any interest-bearing loans and borrowing in the current period.

This section sets out an analysis of
current ratio and liabilities to
assets
ratio

for each of the year presented.

	As of December 31
	2021	2022
	RMB’000	RMB’000

Total current assets	152,778	930,790
Total current liabilities	136,087	192,141
Total assets	178,092	1,105,935
Total liabilities	148,653	667,061

Current Ratio	1.12	4.84
Liabilities to assets ratio	0.83	0.60

3.3.	Fair value estimation
The table below analyses the Group’s financial instruments carried at fair value as of each statement of financial position date, by level of the inputs to valuation techniques used to measure fair value. Such inputs are categorized into three levels within a fair value hierarchy as follows:

(1)	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1)

(2)	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2), and

(3)	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).
The following table presents the Group’s financial instruments that are measured at fair value at each statement of financial position date:

	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
At December 31, 2022
Financial assets at fair value through profit or loss	—	—	11,753	11,753
Financial assets at fair value through other comprehensive income	129,060	—	—	129,060

Total	129,060	—	11,753	140,813

(a)	Financial instruments in Level 3
If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.
Specific valuation techniques used to value financial instruments include:

•	The use of quoted market prices or investor quotes for similar instruments

•	The discounted cash flow model and unobservable inputs mainly including assumptions of expected future cash flows and discount rate

•	The latest round of financing, i.e. the prior transaction price or the third-party pricing information, and

•	A combination of observable and unobservable inputs, including risk-free rate, expected volatility, discount rate for lack of marketability, market multiples, etc.
Level 3 instrument of the Group’s assets includes long-term investments measured at
FVTPL
(investing in ordinary shares in unlisted companies with no significant influence). As the investment is not traded in an active market, its fair value has been determined by using applicable valuation technique, such as market approach.

Details of movements in the level 3 financial instruments are set out in Note 1
1
.

The following table summarizes the quantitative information about the significant unobservable inputs used in recurring level 3 fair value measurements.

	Fair values as of December 31,			Change of inputs at December 31,
	2021	2022
Description	RMB’000	RMB’000	Unobservable inputs	2021	2022	Relationship of unobservable inputs to fair value
Investments in unlisted company	5,000	6,753	Expected volatility	51%	52%	The higher the expected volatility, the higher the fair value
			Discount for lack of marketability (“DLOM”)	19%	20%	The higher the DLOM, the lower the fair value
Investments in unlisted company	—	5,000	Expected volatility	—	65%	The higher the expected volatility, the higher the fair value
			Discount for lack of marketability (“DLOM”)	—	27%	The higher the DLOM, the lower the fair value
The carrying amounts of the Group’s financial assets not carried at fair values, including cash and cash equivalents, trade receivables, other receivables, and the Group’s financial liabilities not carried at fair values, including trade payables, other payables and accruals, approximate their fair values due to their short maturities or the interest rates being close to the market interest rates.